Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 32,648	$ 398,731
Less: allowance for credit losses	(204)	(2,443)
Accounts receivable, net	$ 32,444	$ 396,288